UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05199
Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Strategic Income Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$35	0.69%
Key Fund Statistics
Fund net assets	$170,425,036
Total number of portfolio holdings	843
Portfolio turnover for the reporting period	117%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.7%
Foreign Exchange Risk	0.5%
Interest Rate Risk	19.9%
Short
Credit Risk	3.0%
Foreign Exchange Risk	0.8%
Interest Rate Risk	24.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund:
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Strategic Income Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$47	0.94%
Key Fund Statistics
Fund net assets	$170,425,036
Total number of portfolio holdings	843
Portfolio turnover for the reporting period	117%
Graphical Representation of Fund

Holdings
The
tables
below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings
assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.7%
Foreign Exchange Risk	0.5%
Interest Rate Risk	19.9%
Short
Credit Risk	3.0%
Foreign Exchange Risk	0.8%
Interest Rate Risk	24.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Strategic Income Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Strategic Income Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	750,000	758,712
Series 2024-A Class A
02/15/2029	5.610%	500,000	499,226
Apidos CLO XII(a),(b),(c)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	7.100%	750,000	750,000
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	6.536%	476,888	477,362
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.460%	500,000	499,480
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.410%	570,000	570,000
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	6.730%	750,000	750,000
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	12.086%	250,000	247,182
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	12.336%	250,000	244,830
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	12.090%	250,000	247,266
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.840%	250,000	249,982
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	6.000%	1,000,000	1,000,000
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	750,000	748,331
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	680,000	679,300
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	294,248	293,848
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.560%	484,428	484,785
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	300,000	300,046
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	500,000	499,992
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	62,586	62,273
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	7.167%	750,000	758,202
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.090%	400,000	400,707
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	6.879%	400,000	400,378
Netcredit Combined Receivables LLC(a),(d),(e)
Series 2023-A Class A
12/20/2027	7.780%	179,946	180,846
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	650,000	649,985
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	12.086%	300,000	291,574
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962% Floor 6.700% 10/20/2034	12.286%	250,000	250,141
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.549%	504,141	504,343
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	500,000	502,518
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	550,000	550,756
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	300,000	299,899
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	30,038	29,970
Series 2023-6 Class A
06/16/2031	7.128%	408,427	409,326
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	399,947	394,216
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	349,966	352,470
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	299,923	300,968
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	399,897	406,629
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	550,000	552,208
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	300,000	301,282
Pagaya AI Debt Trust(a),(f)
Subordinated Series 2023-5 Class AB
04/15/2031	7.351%	307,912	309,058
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	200,000	201,970
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	543,689	549,535
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	273,535	273,861
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	530,581	530,716
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	465,409	464,910
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	145,341	146,385
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	211,550	208,156
Total Asset-Backed Securities — Non-Agency (Cost $19,535,708)			19,583,624

Commercial Mortgage-Backed Securities - Non-Agency 1.5%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.844%	300,000	292,263
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.244%	300,000	295,195
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.163%	150,000	130,204
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	150,000	142,329
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	283,662
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	152,642
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	538,459
Progress Residential Trust(a)
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	494,478
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.593%	150,000	140,639
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,855,818)			2,469,871

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(d),(e),(g)	2,000	—
Total Financials		—
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(e),(g)	702	2,808
Avaya Holdings Corp.(e),(g)	3,344	13,376
Total		16,184
Total Information Technology		16,184
Materials —%
Containers & Packaging —%
Flint Group Packaging(d),(e),(g)	95,394	0
Total Materials		0
Total Common Stocks (Cost $63,213)		16,184

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	268,000	166,203
Total Convertible Bonds (Cost $218,011)			166,203

Corporate Bonds & Notes 31.8%

Aerospace & Defense 1.4%
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	210,036
02/15/2031	1.900%	460,000	373,593
Boeing Co. (The)
08/01/2059	3.950%	520,000	331,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier, Inc.(a)
04/15/2027	7.875%	21,000	21,066
07/01/2031	7.250%	19,000	19,506
L3Harris Technologies, Inc.
07/31/2033	5.400%	106,000	105,642
Lockheed Martin Corp.
08/15/2034	4.800%	111,000	108,360
Northrop Grumman Corp.
06/01/2034	4.900%	355,000	345,294
Raytheon Technologies Corp.
03/15/2032	2.375%	515,000	422,006
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	27,000	29,074
11/15/2030	9.750%	59,000	65,072
TransDigm, Inc.(a)
08/15/2028	6.750%	85,000	86,125
03/01/2029	6.375%	150,000	150,929
03/01/2032	6.625%	152,000	153,758
Total			2,421,750
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	62,000	59,007
American Airlines, Inc.(a)
05/15/2029	8.500%	30,000	31,176
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	106,675	105,778
04/20/2029	5.750%	149,729	145,906
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	109,696	104,357
United Airlines, Inc.(a)
04/15/2026	4.375%	121,000	116,945
04/15/2029	4.625%	79,000	73,612
Total			636,781
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	28,939
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	73,888
Ford Motor Credit Co. LLC
09/08/2024	3.664%	47,000	46,757
06/16/2025	5.125%	112,000	111,168
11/13/2025	3.375%	40,000	38,711
05/28/2027	4.950%	235,000	229,529
08/17/2027	4.125%	74,000	70,333
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	17,000	16,989
05/15/2027	8.500%	88,000	88,538
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	51,000	52,765
04/23/2032	6.875%	54,000	55,833
Total			813,450
Banking 3.8%
Bank of America Corp.(h)
10/20/2032	2.572%	1,611,000	1,336,234
02/04/2033	2.972%	440,000	372,484
Subordinated
09/21/2036	2.482%	29,000	23,156
Citigroup, Inc.(h)
01/25/2033	3.057%	521,000	441,812
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	1,183,000	972,196
10/21/2032	2.650%	3,000	2,495
HSBC Holdings PLC(h)
05/24/2032	2.804%	540,000	452,185
JPMorgan Chase & Co.(h)
04/22/2032	2.580%	337,000	284,537
11/08/2032	2.545%	1,226,000	1,022,195
Morgan Stanley(h)
07/21/2032	2.239%	437,000	357,491
10/20/2032	2.511%	803,000	664,307
Subordinated
09/16/2036	2.484%	205,000	162,240
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	72,000	78,448
US Bancorp(h)
06/12/2034	5.836%	123,000	124,713
Wells Fargo & Co.(h)
10/30/2030	2.879%	170,000	150,720
Total			6,445,213
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	2,000	1,955
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	80,000	82,872
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	85,000	92,533
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	55,000	53,006
Hightower Holding LLC(a)
04/15/2029	6.750%	99,000	92,691
Total			323,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	157,000	147,045
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	43,799
05/15/2029	4.125%	26,000	23,751
08/01/2030	6.500%	43,000	43,339
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	73,342
Masterbrand, Inc.(a)
07/15/2032	7.000%	18,000	18,201
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	119,188
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	60,000	62,133
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	10,000	9,692
White Cap Buyer LLC(a)
10/15/2028	6.875%	126,000	121,654
Total			662,144
Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	138,000	132,443
02/01/2028	5.000%	41,000	38,338
06/01/2029	5.375%	60,000	54,578
03/01/2030	4.750%	78,000	67,560
08/15/2030	4.500%	49,000	41,435
02/01/2031	4.250%	131,000	106,925
02/01/2032	4.750%	55,000	45,040
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	166,132
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	111,914
06/30/2062	3.950%	248,000	146,934
CSC Holdings LLC(a)
12/01/2030	4.125%	90,000	58,481
12/01/2030	4.625%	70,000	25,579
02/15/2031	3.375%	187,000	116,861
11/15/2031	5.000%	64,000	23,429
DISH Network Corp.(a)
11/15/2027	11.750%	109,000	107,074
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	79,054
07/15/2028	4.000%	110,000	99,377
07/01/2030	4.125%	78,000	66,631
Videotron Ltd.(a)
06/15/2029	3.625%	251,000	229,084
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	66,711
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	32,894
VZ Secured Financing BV(a)
01/15/2032	5.000%	101,000	86,165
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	53,000	45,090
Ziggo BV(a)
01/15/2030	4.875%	102,000	90,801
Total			2,038,530
Chemicals 1.1%
Avient Corp.(a)
08/01/2030	7.125%	47,000	47,833
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	33,000	29,597
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	53,000	51,541
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	274,282
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	15,000	15,065
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	88,293
HB Fuller Co.
10/15/2028	4.250%	86,000	81,083
Herens Holdco Sarl(a)
05/15/2028	4.750%	93,000	80,327
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	44,000	44,386
INEOS Finance PLC(a)
04/15/2029	7.500%	97,000	98,078
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	55,000	52,670
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	84,000	89,135
Ingevity Corp.(a)
11/01/2028	3.875%	76,000	69,037
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	63,000	53,819
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%	54,000	44,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	113,609
11/15/2028	9.750%	147,000	155,723
10/01/2029	6.250%	66,000	60,117
06/15/2031	7.250%	85,000	84,531
SPCM SA(a)
03/15/2027	3.125%	4,000	3,682
WR Grace Holdings LLC(a)
06/15/2027	4.875%	178,000	171,836
08/15/2029	5.625%	118,000	108,495
03/01/2031	7.375%	46,000	46,582
Total			1,863,914
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	162,000	146,129
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	49,280
06/15/2029	6.625%	56,000	56,793
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	72,344
03/15/2031	7.750%	18,000	18,818
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	16,523
Total			359,887
Consumer Cyclical Services 0.4%
APX Group, Inc.(a)
07/15/2029	5.750%	14,000	13,431
Arches Buyer, Inc.(a)
06/01/2028	4.250%	116,000	103,504
12/01/2028	6.125%	86,000	71,377
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	72,678
Match Group, Inc.(a)
06/01/2028	4.625%	156,000	146,182
Uber Technologies, Inc.(a)
09/15/2027	7.500%	17,000	17,330
01/15/2028	6.250%	97,000	97,076
08/15/2029	4.500%	109,000	103,859
Total			625,437
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	42,000	43,534
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	145,000	144,130
Newell Brands, Inc.
09/15/2027	6.375%	23,000	22,672
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell, Inc.
04/01/2026	5.200%	26,000	25,669
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	47,435
Total			283,440
Diversified Manufacturing 1.2%
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,174,653
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,295
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	155,000	156,331
EMRLD Borrower LP/Co-Issuer, Inc.(a),(c)
07/15/2031	6.750%	47,000	47,591
Esab Corp.(a)
04/15/2029	6.250%	35,000	35,224
Gates Corp. (The)(a)
07/01/2029	6.875%	21,000	21,380
Madison IAQ LLC(a)
06/30/2028	4.125%	48,000	44,776
06/30/2029	5.875%	83,000	77,281
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	74,527
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	14,000	14,385
Vertical Holdco GmbH(a)
07/15/2028	7.625%	44,000	43,734
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	43,628
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	97,000	98,845
03/15/2029	6.375%	64,000	64,256
03/15/2032	6.625%	83,000	83,934
Total			2,018,840
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	287,375
Calpine Corp.(a)
02/15/2028	4.500%	44,000	41,847
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	72,538
02/15/2031	3.750%	261,000	227,973
01/15/2032	3.750%	96,000	81,682
Duke Energy Corp.
08/15/2052	5.000%	144,000	125,176
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Edison International
11/15/2028	5.250%	244,000	241,824
Emera US Finance LP
06/15/2046	4.750%	208,000	171,080
Exelon Corp.
03/15/2053	5.600%	110,000	105,829
FirstEnergy Corp.
03/01/2050	3.400%	80,000	53,116
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	36,716
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	23,976
10/15/2026	3.875%	19,000	18,080
09/15/2027	4.500%	246,000	232,357
01/15/2029	7.250%	64,000	65,660
NRG Energy, Inc.
01/15/2028	5.750%	28,000	27,786
NRG Energy, Inc.(a)
06/15/2029	5.250%	64,000	61,487
02/15/2032	3.875%	16,000	13,758
Pacific Gas and Electric Co.
07/01/2050	4.950%	550,000	454,233
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	28,000	25,922
PG&E Corp.
07/01/2028	5.000%	31,000	29,852
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	148,000	134,975
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	86,817
02/15/2027	5.625%	75,000	73,743
07/31/2027	5.000%	24,000	23,221
10/15/2031	7.750%	116,000	120,826
04/15/2032	6.875%	43,000	43,653
Total			2,881,502
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	56,000	51,930
01/15/2031	6.750%	96,000	98,059
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	107,000	105,380
Total			255,369
Finance Companies 0.7%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	86,850
04/15/2029	6.875%	64,000	65,132
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/25/2025	6.750%	58,000	57,978
03/15/2027	5.000%	41,000	39,177
03/15/2031	11.500%	64,000	70,471
OneMain Finance Corp.
01/15/2029	9.000%	27,000	28,475
03/15/2030	7.875%	76,000	78,337
09/15/2030	4.000%	50,000	42,905
05/15/2031	7.500%	56,000	56,692
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	55,360
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	49,000	44,522
03/01/2031	3.875%	82,000	71,460
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	486,000	409,622
Springleaf Finance Corp.
03/15/2026	7.125%	92,000	93,399
11/15/2029	5.375%	6,000	5,628
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	30,000	29,295
04/15/2029	5.500%	5,000	4,749
Total			1,240,052
Food and Beverage 1.1%
Bacardi Ltd.(a)
05/15/2048	5.300%	520,000	469,001
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	22,000	22,686
Constellation Brands, Inc.
05/01/2033	4.900%	301,000	290,526
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	68,417
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	34,824
01/31/2030	4.125%	45,000	40,797
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	177,000	175,615
Post Holdings, Inc.(a)
01/15/2028	5.625%	96,000	94,542
04/15/2030	4.625%	28,000	25,728
09/15/2031	4.500%	53,000	47,499
02/15/2032	6.250%	56,000	56,143
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	96,000	88,363
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	137,000	120,708
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	83,000	79,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,072
02/15/2029	4.750%	61,000	57,866
06/01/2030	4.625%	94,000	87,477
01/15/2032	7.250%	44,000	45,676
Total			1,853,932
Gaming 0.7%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	30,000	27,156
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	147,000	134,729
02/15/2030	7.000%	109,000	111,380
02/15/2032	6.500%	97,000	97,473
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	58,339
05/01/2031	6.750%	33,000	33,234
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	89,000	90,818
MGM Resorts International
09/01/2026	4.625%	66,000	64,295
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	133,000	123,930
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	11,000	10,615
07/01/2029	4.125%	61,000	52,282
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	121,000	117,952
Scientific Games International, Inc.(a)
11/15/2029	7.250%	61,000	62,226
Studio City Finance Ltd.(a)
01/15/2029	5.000%	200,000	175,779
Total			1,160,208
Health Care 1.7%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	37,154
04/15/2029	5.000%	68,000	64,680
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	27,594
11/01/2029	3.875%	113,000	102,523
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	75,856
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	10,000	9,565
04/01/2030	3.500%	67,000	64,105
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	17,000	16,060
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	81,000	75,366
04/15/2029	6.875%	44,000	33,698
05/15/2030	5.250%	145,000	119,639
02/15/2031	4.750%	68,000	53,463
01/15/2032	10.875%	27,000	28,135
Cigna Group (The)
02/15/2054	5.600%	120,000	114,951
Concentra Escrow Issuer Corp.(a),(c)
07/15/2032	6.875%	53,000	53,735
HCA, Inc.
09/01/2030	3.500%	951,000	857,864
IQVIA, Inc.(a)
10/15/2026	5.000%	16,000	15,713
05/15/2027	5.000%	61,000	59,594
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	64,000	64,714
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	81,000	74,583
10/01/2029	5.250%	186,000	177,269
Select Medical Corp.(a)
08/15/2026	6.250%	146,000	146,785
Star Parent, Inc.(a)
10/01/2030	9.000%	132,000	138,726
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	54,000	54,688
Tenet Healthcare Corp.
02/01/2027	6.250%	102,000	101,953
11/01/2027	5.125%	98,000	95,900
06/15/2028	4.625%	65,000	61,830
10/01/2028	6.125%	74,000	73,603
01/15/2030	4.375%	165,000	152,895
Total			2,952,641
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2042	4.125%	54,000	42,392
08/15/2047	3.875%	51,000	36,985
Centene Corp.
10/15/2030	3.000%	1,302,000	1,113,800
03/01/2031	2.500%	396,000	325,223
08/01/2031	2.625%	217,000	177,569
Total			1,695,969
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	104,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	51,547
Total			155,611
Independent Energy 0.8%
Baytex Energy Corp.(a)
04/30/2030	8.500%	25,000	26,146
03/15/2032	7.375%	114,000	115,731
Civitas Resources, Inc.(a)
07/01/2028	8.375%	28,000	29,378
11/01/2030	8.625%	24,000	25,760
07/01/2031	8.750%	30,000	32,121
CNX Resources Corp.(a)
01/15/2029	6.000%	88,000	86,296
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	207,000	204,088
Comstock Resources, Inc.(a)
03/01/2029	6.750%	80,000	76,988
01/15/2030	5.875%	16,000	14,914
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	67,000	66,856
05/01/2029	5.000%	63,000	62,487
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	39,000	38,508
02/01/2029	5.750%	75,000	72,589
02/01/2031	6.000%	83,000	79,324
11/01/2033	8.375%	42,000	44,752
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	35,543
04/15/2032	6.500%	76,000	76,053
Permian Resources Operating LLC(a)
01/15/2032	7.000%	115,000	118,189
Southwestern Energy Co.
02/01/2032	4.750%	111,000	101,951
Total			1,307,674
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	500,000	499,603
Leisure 0.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	22,000	20,561
Carnival Corp.(a)
03/01/2026	7.625%	55,000	55,551
05/01/2029	6.000%	96,000	94,818
08/15/2029	7.000%	58,000	60,125
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	74,000	80,136
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP
07/15/2029	5.250%	84,000	80,452
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	16,000	15,852
10/01/2028	6.500%	29,000	29,059
Cinemark USA, Inc.(a)
03/15/2026	5.875%	90,000	89,040
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	107,756
NCL Corp., Ltd.(a)
03/15/2026	5.875%	55,000	54,381
02/15/2027	5.875%	23,000	22,704
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	63,000	62,221
01/15/2029	9.250%	15,000	16,018
01/15/2030	7.250%	139,000	143,930
03/15/2032	6.250%	29,000	29,219
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	47,000	47,766
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	90,000	91,454
Vail Resorts, Inc.(a)
05/15/2032	6.500%	48,000	48,579
Viking Cruises Ltd.(a)
09/15/2027	5.875%	55,000	54,425
02/15/2029	7.000%	3,000	3,016
07/15/2031	9.125%	59,000	63,857
Total			1,270,920
Life Insurance 0.2%
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	85,000	58,079
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	300,000	295,624
Total			353,703
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%	81,000	81,346
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	66,000	66,300
Total			147,646
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.9%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	16,649
09/15/2028	9.000%	56,000	58,454
06/01/2029	7.500%	147,000	122,816
04/01/2030	7.875%	74,000	74,487
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	63,000	60,179
iHeartCommunications, Inc.
05/01/2026	6.375%	45,159	35,135
05/01/2027	8.375%	42,829	15,337
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	79,000	76,514
01/15/2029	4.250%	15,000	13,666
03/15/2030	4.625%	78,000	70,250
02/15/2031	7.375%	21,000	21,919
Playtika Holding Corp.(a)
03/15/2029	4.250%	54,000	47,569
Roblox Corp.(a)
05/01/2030	3.875%	122,000	108,459
Univision Communications, Inc.(a)
08/15/2028	8.000%	59,000	57,498
05/01/2029	4.500%	90,000	75,795
Warnermedia Holdings, Inc.
03/15/2062	5.391%	823,000	641,977
Total			1,496,704
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	29,807
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	30,643
10/01/2029	4.875%	16,000	15,012
10/01/2031	5.125%	63,000	58,152
Constellium SE(a)
06/15/2028	5.625%	88,000	86,255
04/15/2029	3.750%	149,000	135,193
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	35,220
04/01/2029	6.125%	143,000	141,926
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	33,000	29,237
Novelis Corp.(a)
11/15/2026	3.250%	28,000	26,306
01/30/2030	4.750%	120,000	111,315
08/15/2031	3.875%	33,000	28,581
Total			727,647
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 2.4%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	52,000	52,459
CNX Midstream Partners LP(a)
04/15/2030	4.750%	105,000	94,564
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	140,000	144,204
DT Midstream, Inc.(a)
06/15/2029	4.125%	72,000	66,569
06/15/2031	4.375%	82,000	74,842
Enbridge, Inc.
04/05/2027	5.250%	240,000	240,041
EQM Midstream Partners LP(a)
07/01/2027	6.500%	22,000	22,243
01/15/2029	4.500%	41,000	38,711
04/01/2029	6.375%	36,000	36,356
01/15/2031	4.750%	119,000	111,399
EQM Midstream Partners LP
07/15/2048	6.500%	85,000	85,724
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	400,000	325,673
09/30/2040	3.250%	200,000	152,271
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	200,000	204,129
Hess Midstream Operations LP(a)
02/15/2026	5.625%	77,000	76,512
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	225,000	205,969
NuStar Logistics LP
10/01/2025	5.750%	150,000	149,135
06/01/2026	6.000%	109,000	108,796
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	387,000	318,851
Sunoco LP(a)
05/01/2029	7.000%	66,000	67,666
05/01/2032	7.250%	62,000	64,100
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	46,133
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	98,000	95,795
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	73,806
08/15/2031	4.125%	170,000	152,601
11/01/2033	3.875%	341,000	291,051
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	82,139
06/01/2031	8.375%	44,000	45,623
02/01/2032	9.875%	75,000	81,622
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP
01/15/2029	6.350%	117,000	120,685
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	506,505
Total			4,136,174
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	196,000	179,882
05/15/2047	4.375%	132,000	106,043
Total			285,925
Oil Field Services 0.3%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	28,716
Nabors Industries Ltd.(a)
01/15/2026	7.250%	136,000	138,005
Nabors Industries, Inc.(a)
05/15/2027	7.375%	29,000	29,436
01/31/2030	9.125%	35,000	36,280
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	73,000	74,221
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	69,000	71,173
Transocean, Inc.(a)
05/15/2029	8.250%	23,000	23,045
05/15/2031	8.500%	59,000	58,942
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	83,000	83,583
Total			543,401
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	30,158
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	30,000	30,230
Total			60,388
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP(a),(c)
07/15/2031	7.000%	58,000	58,462
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	41,641
02/01/2027	4.250%	105,000	99,456
06/15/2029	4.750%	115,000	106,225
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	32,000	30,008
02/01/2030	7.000%	29,000	29,330
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,622
02/15/2029	4.500%	15,000	14,064
04/01/2032	6.500%	51,000	50,993
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,011
Service Properties Trust(a)
11/15/2031	8.625%	42,000	43,790
Total			511,602
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	191,000	161,865
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	75,100
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	35,000	34,228
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	96,000	94,107
08/15/2027	8.500%	39,000	38,774
Total			404,074
Pharmaceuticals 1.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,000	10,578
AbbVie, Inc.
03/15/2029	4.800%	525,000	521,941
Amgen, Inc.
03/02/2063	5.750%	291,000	285,304
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	19,000	16,935
Gilead Sciences, Inc.
03/01/2026	3.650%	1,045,000	1,016,322
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	166,000	143,167
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	67,711
Organon Finance 1 LLC(a)
04/30/2028	4.125%	37,000	34,364
04/30/2031	5.125%	106,000	95,174
Total			2,191,496
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	97,402
10/15/2027	6.750%	75,000	73,840
04/15/2028	6.750%	124,000	124,261
11/01/2029	5.875%	17,000	15,920
01/15/2031	7.000%	112,000	113,280
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	61,217
AssuredPartners, Inc.(a)
01/15/2029	5.625%	49,000	45,850
02/15/2032	7.500%	58,000	58,129
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	80,000	74,608
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	16,000	16,040
HUB International Ltd.(a)
01/31/2032	7.375%	81,000	82,172
HUB International, Ltd.(a)
06/15/2030	7.250%	211,000	216,213
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	109,000	110,244
USI, Inc.(a)
01/15/2032	7.500%	44,000	44,728
Total			1,133,904
Railroads 0.2%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	87,000	86,695
Norfolk Southern Corp.
08/01/2030	5.050%	304,000	303,276
Total			389,971
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	18,000	17,950
01/15/2028	3.875%	66,000	61,799
01/15/2028	4.375%	163,000	153,830
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	18,219
01/15/2030	6.750%	79,000	69,356
IRB Holding Corp.(a)
06/15/2025	7.000%	124,000	124,013
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	50,948
Total			496,115
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	12,966
02/15/2032	5.000%	44,000	39,846
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	19,384
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(a)
05/15/2026	4.875%	48,000	46,950
02/15/2031	9.000%	60,000	62,874
L Brands, Inc.(a)
07/01/2025	9.375%	180,000	185,986
10/01/2030	6.625%	38,000	38,129
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	29,897
08/01/2031	8.250%	28,000	29,249
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	26,760
Lowe’s Companies, Inc.
04/01/2062	4.450%	369,000	287,205
09/15/2062	5.800%	297,000	288,530
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	78,000	72,450
02/15/2029	7.750%	47,000	45,727
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	90,000	75,216
Total			1,261,169
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	65,228
02/15/2030	4.875%	49,000	46,281
Total			111,509
Technology 2.3%
Block, Inc.
06/01/2026	2.750%	157,000	148,425
06/01/2031	3.500%	31,000	26,767
Block, Inc.(a)
05/15/2032	6.500%	103,000	104,396
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	17,035
Broadcom, Inc.(a)
11/15/2036	3.187%	529,000	418,397
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	33,834
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	34,000	34,522
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	12,000	11,948
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	26,000	24,169
07/01/2029	4.875%	124,000	115,259
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	213,000	206,559
06/30/2032	8.250%	122,000	124,376
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	40,000	32,563
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	121,000	111,723
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	72,608
06/15/2030	5.950%	81,000	80,187
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	139,000	144,961
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	74,734
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	39,254
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	94,000	95,717
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	33,000	30,153
05/30/2029	9.500%	142,000	144,644
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	208,597
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	112,000	103,169
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	96,000	103,820
NCR Corp.(a)
10/01/2028	5.000%	94,000	88,809
04/15/2029	5.125%	91,000	85,668
10/01/2030	5.250%	74,000	67,702
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	125,000	119,680
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	189,250
Picard Midco, Inc.(a)
03/31/2029	6.500%	156,000	149,862
Seagate HDD
12/15/2029	8.250%	54,000	57,915
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	48,912
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	17,000	17,119
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	116,000	112,383
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	46,000	46,411
Synaptics, Inc.(a)
06/15/2029	4.000%	80,000	72,508
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(a)
02/01/2031	6.875%	129,000	130,634
Zebra Technologies Corp.(a)
06/01/2032	6.500%	54,000	54,613
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	145,000	130,872
Total			3,880,155
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	82,000	81,086
ERAC USA Finance LLC(a)
05/01/2028	4.600%	393,000	386,945
Total			468,031
Wireless 0.3%
Altice France Holding SA(a)
02/15/2028	6.000%	75,000	24,298
Altice France SA(a)
07/15/2029	5.125%	167,000	109,885
10/15/2029	5.500%	35,000	23,080
SBA Communications Corp.
02/15/2027	3.875%	17,000	16,202
02/01/2029	3.125%	112,000	99,943
Sprint Capital Corp.
11/15/2028	6.875%	88,000	93,285
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	42,408
07/15/2031	4.750%	164,000	138,410
Total			547,511
Wirelines 0.8%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	79,051
03/15/2031	8.625%	64,000	65,933
Iliad Holding SAS(a)
10/15/2026	6.500%	178,000	177,184
10/15/2028	7.000%	103,000	102,088
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	882,579
Total			1,306,835
Total Corporate Bonds & Notes (Cost $55,318,736)			54,219,884

Foreign Government Obligations(j),(k) 5.5%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	179,398
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%		202,000	178,290
Canada 0.2%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		30,000	29,790
06/01/2027	5.250%		70,000	66,948
11/15/2028	8.500%		27,000	28,633
05/15/2029	4.250%		45,000	39,620
02/15/2030	9.000%		109,000	115,189
Total				280,180
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		250,000	169,257
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	205,274
Total				374,531
Colombia 0.1%
Colombia Government International Bond
05/15/2049	5.200%		273,000	191,360
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	216,928
04/30/2044	7.450%		200,000	209,755
01/27/2045	6.850%		200,000	196,997
Total				623,680
Egypt 0.2%
Egypt Government International Bond(a)
05/29/2032	7.625%		237,000	192,886
01/31/2047	8.500%		250,000	184,406
Total				377,292
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	215,260
India Government Bond
02/06/2033	7.260%	INR	58,090,000	705,170
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	171,013
Total				1,091,443
Indonesia 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		200,000	196,008
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	6,685,000,000	391,663
04/15/2039	8.375%	IDR	2,025,000,000	137,941
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	165,351
05/30/2044	6.450%		200,000	208,672
Total				1,099,635
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	353,000	340,280
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	186,524
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	198,128
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		225,000	206,312
Mexico 0.5%
Mexico Government International Bond
04/16/2030	3.250%		200,000	175,671
05/07/2036	6.000%		200,000	194,855
Petroleos Mexicanos
03/13/2027	6.500%		279,000	265,399
01/28/2031	5.950%		22,000	17,718
02/16/2032	6.700%		280,000	234,183
Total				887,826
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	202,963
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	155,276
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	190,739
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	186,211
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	166,625
Total				352,836
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	131,909
Saudi Arabia 0.7%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		453,000	381,167
Saudi Government International Bond(a)
10/22/2030	3.250%		800,000	718,136
Total				1,099,303
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	939,380,000	690,026
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	187,020
DP World Ltd.(a)
09/25/2048	5.625%		200,000	188,925
Total				375,945
Total Foreign Government Obligations (Cost $10,014,641)				9,413,876

Residential Mortgage-Backed Securities - Agency 29.3%

Fannie Mae REMICS(b),(l)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	0.765%		1,644,663	140,359
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.550%		2,213,463	216,168
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.750%		2,252,208	238,628
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		1,321,743	1,137,759
06/01/2052	3.500%		3,439,428	3,058,223
08/01/2052	4.000%		867,111	804,463
09/01/2052- 10/01/2053	5.000%		3,938,036	3,836,969
12/01/2053	5.500%		969,889	964,245
12/01/2053	6.000%		953,673	967,976
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.277%	418,002	30,957
Federal Home Loan Mortgage Corp. REMICS(l)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,590,250	250,058
CMO Series 5192 Class PI
10/25/2051	2.500%	1,624,704	200,282
CMO Series 5198 Class KI
02/25/2052	3.000%	1,143,521	208,363
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%	9,412,197	8,081,828
05/01/2052- 09/01/2052	3.500%	6,323,028	5,651,924
07/01/2052	4.500%	1,551,613	1,465,198
10/01/2053	5.000%	1,214,387	1,175,313
10/01/2053	5.500%	961,849	956,252
Federal National Mortgage Association(f),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	904,800	9
Federal National Mortgage Association(l)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	569,232	81,702
CMO Series 2021-3 Class TI
02/25/2051	2.500%	2,089,156	348,076
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.700%	210,663	24,334
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.550%	387,041	42,110
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	0.650%	293,992	43,037
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.700%	625,026	81,540
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.700%	277,704	32,668
Federal National Mortgage Association REMICS(b),(l)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	0.365%	4,750,844	217,906
Freddie Mac REMICS(l)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,097,064	201,810
Freddie Mac REMICS(b),(l)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	0.553%	2,854,686	246,740
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	618,470	40,945
CMO Series 2020-138 Class GI
09/20/2050	3.000%	695,935	109,895
CMO Series 2021-140 Class IW
08/20/2051	3.500%	947,282	182,839
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,146,743	154,839
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,357,974	253,790
CMO Series 2021-89 Class IO
05/20/2051	3.000%	994,502	157,303
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	0.647%	340,048	33,700
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.747%	289,311	28,850
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	0.797%	312,166	29,433
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.747%	517,572	48,699
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.697%	749,998	77,904
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.647%	405,943	36,519
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	0.647%	352,650	39,273
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.747%	660,124	62,748
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.597%	727,964	69,367
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.597%	241,524	23,348
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.597%	573,763	45,475
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.597%	477,270	45,941
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.697%	383,138	37,412
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.697%	371,831	35,189
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.747%	1,570,305	176,942
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	0.597%	1,164,108	114,340
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.147%	1,050,364	137,723
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.597%	1,265,211	123,863
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.847%	1,053,188	129,268
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	0.717%	2,248,639	215,280
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	0.617%	812,742	74,285
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	1.467%	1,983,415	219,523
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.597%	2,119,250	218,381
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.597%	1,171,779	136,275
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	0.697%	1,941,287	211,352
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	0.697%	2,358,395	243,606
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.597%	1,931,605	195,161
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	0.357%	1,380,085	97,841
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	0.417%	2,421,194	173,324
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.747%	2,072,699	220,932
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	0.597%	2,242,784	237,452
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.847%	2,552,215	283,169
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.000%	3,916,759	192,418
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	1.617%	3,632,390	343,146
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	0.677%	1,496,622	137,499
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.000%	1,983,598	109,205
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.917%	998,981	122,262
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.917%	1,498,038	203,272
Government National Mortgage Association TBA(c)
07/22/2054	3.000%	2,000,000	1,742,344
Uniform Mortgage-Backed Security TBA(c)
07/18/2039	3.000%	1,000,000	925,010
07/15/2054	4.000%	2,000,000	1,829,922
07/15/2054	5.500%	4,000,000	3,944,844
07/15/2054	6.000%	5,000,000	5,013,867
Total Residential Mortgage-Backed Securities - Agency (Cost $52,547,355)			49,990,872

Residential Mortgage-Backed Securities - Non-Agency 9.0%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	213,948	208,876
A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	500,000	501,071
Antler Mortgage Trust(a),(e),(f)
CMO Series 2024-RTL1
05/25/2026	9.417%	453,090	453,443
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	385,711	385,711
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	441,625	424,918
CAFL Issuer LLC(a),(f)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	268,719	261,862
CIM Trust(a),(f)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	161,313	158,790
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	78,647	77,076
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.045%	74,420	74,497
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	624,663	608,101
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.585%	300,000	324,601
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.450%	542,480	622,446
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	8.335%	600,000	649,041
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.385%	300,000	320,670
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.085%	450,000	479,798
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	450,000	451,802
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	200,000	201,444
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	156,721	151,216
NYMT Loan Trust(a),(f)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	450,000	450,992
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.335%	200,000	202,337
OBX Trust(a),(f)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	372,850	374,107
OSAT Trust(a),(f)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	200,000	185,620
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.210%	240,654	241,265
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	321,805	310,989
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	233,829	233,262
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	168,345	164,368
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	319,217
PRET LLC(a),(f)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	522,785	521,419
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	664,195	663,129
PRET LLC(a)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	496,730	497,099
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	253,224	248,217
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	118,792	118,327
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	137,887	133,623
PRPM LLC(a),(f)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	300,000	293,860
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.485%	400,000	403,206
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.960%	250,000	260,505
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	375,180	368,972
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	296,511	290,144
VCAT LLC(a),(f)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	349,173	343,670
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	5.240%	253,270	248,090
Vericrest Opportunity Loan Transferee XCIII LLC(a),(f)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	164,507	160,813
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	348,130
CMO Series 2023-1 Class M1
12/25/2067	6.940%	1,000,000	1,002,895
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	265,979
Visio Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	175,278
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	90,854
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $15,083,019)			15,271,730

Senior Loans 9.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(b),(m)
Term Loan
3-month Term SOFR + 2.500% 03/21/2031	7.847%	149,625	149,671
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.330%	156,098	137,366
VFH Parent LLC(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	8.094%	62,121	61,966
Total			199,332
Building Materials 0.0%
Cornerstone Building Brands, Inc.(b),(m)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	9.829%	33,621	33,341
LBM Acquisition LLC (b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	9.170%	50,000	49,111
Total			82,452
Cable and Satellite 0.3%
Virgin Media Bristol LLC(b),(m)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.693%	600,000	572,250
Chemicals 0.5%
Ineos US Finance LLC(b),(m)
Term Loan
3-month Term SOFR + 3.250% 02/19/2030	9.179%	479,885	480,226
Olympus Water US Holding Corp.(b),(m),(n)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/20/2031	8.847%	299,235	299,567
Total			779,793
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.208%	32,703	30,965
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.694%	482,500	460,937
Cast & Crew LLC(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.094%	147,605	147,592
Ensemble RCM LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	8.330%	70,312	70,024
Omnia Partners LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 07/25/2030	8.574%	150,000	149,976
Total			859,494
Diversified Manufacturing 0.3%
CD&R Hydra Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	9.444%	64,773	64,874
TK Elevator Midco GmbH(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.791%	481,574	483,732
Total			548,606
Electric 0.7%
Calpine Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	7.344%	358,974	359,229
Carroll County Energy(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% 06/20/2031	9.335%	115,714	115,425
Constellation Renewables LLC(b),(m)
Term Loan
3-month Term SOFR + 2.500% Floor 1.000% 12/15/2027	8.109%	420,098	420,446
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	9.094%	116,038	116,660
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Zero Operating Co. LLC(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	8.094%	149,625	150,224
Total			1,161,984
Environmental 0.1%
Northstar Group Services, Inc.(b),(m)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/08/2030	10.014%	103,540	103,626
Food and Beverage 0.5%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	7.344%	300,000	300,126
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	7.344%	495,000	495,248
Primary Products Finance LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.952%	68,182	68,267
Total			863,641
Gaming 0.5%
Caesars Entertainment, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2030	8.097%	476,130	475,683
ECL Entertainment LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.000% 08/31/2030	9.344%	144,944	145,306
HRNI Holdings LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.735%	147,619	147,250
Total			768,239
Health Care 0.6%
Agiliti Health, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	8.302%	83,124	82,708
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ICON PLC(b),(m)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.335%	102,013	102,303
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.335%	25,417	25,489
Medline Borrower LP(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.094%	416,576	417,134
Select Medical Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.344%	240,551	240,450
Surgery Center Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 12/19/2030	8.089%	150,000	150,225
Total			1,018,309
Leisure 0.9%
Alterra Mountain Co.(b),(m)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.594%	299,232	299,733
Bay Club (b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/13/2031	9.585%	97,753	98,119
Carnival Corp. (b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	8.094%	230,063	230,783
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	8.094%	385,842	386,324
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 1.000% 05/08/2025	8.434%	583,596	580,970
Total			1,595,929
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/24/2031	9.538%	200,000	200,376
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.208%	299,229	299,043
Total			499,419
Oil Field Services 0.1%
Goodnight Water Solutions Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 5.250% 06/04/2029	10.593%	88,461	88,019
Other Financial Institutions 0.2%
Freeport LNG Investments LLLP(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.086%	298,462	297,963
Other Industry 0.0%
Brand Industrial Services, Inc.(b),(m)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.827%	16,625	16,671
Other REIT 0.0%
Opry Entertainment(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 06/25/2031	8.835%	55,556	55,556
Packaging 0.2%
Anchor Packaging LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/18/2029	9.094%	165,449	165,332
Flint Group Packaging Inks North America Holdings LLC(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.688%	86,931	74,761
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.688%	115,927	18,693
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.838%	168,085	160,731
Total			419,517
Property & Casualty 1.1%
Acrisure LLC (b),(m),(n)
Tranche B6 Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	3.250%	146,319	146,045
AssuredPartners, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.844%	678,300	679,664
Asurion LLC(b),(m)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.708%	431,594	427,636
Broadstreet Partners, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% 01/27/2029	9.080%	497,500	495,883
Truist Insurance Holdings LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/06/2031	8.585%	158,333	158,474
Total			1,907,702
Restaurants 0.4%
IRB Holding Corp.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.194%	300,000	299,676
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.094%	298,487	298,409
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.430%	765	765
Total			598,850
Retailers 0.4%
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.208%	494,911	494,139
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	7.844%	150,000	149,472
Total			643,611
Technology 1.8%
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.594%	440,677	438,751
Avaya, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 08/01/2028	6.844%	109,818	94,352
Central Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	8.585%	300,000	295,464
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.944%	360,028	332,936
GoTo Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.750% 04/28/2028	10.178%	264,392	232,996
1-month Term SOFR + 4.750% 04/28/2028	10.178%	211,894	106,400
Greeneden US Holdings I LLC(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.844%	30,690	30,822
Indy US Bidco LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	10.082%	150,000	149,937
McAfee Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.579%	299,239	298,538
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	8.594%	141,071	139,661
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.194%		552,326	552,094
Presidio Holdings, Inc.(b),(m),(n)
Tranche B Berm Loan
3-month Term SOFR + 3.750% 06/27/2031	9.096%		150,000	150,000
UKG, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/10/2031	8.576%		42,857	42,996
Ultra Clean Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.500% 02/25/2028	8.844%		92,005	92,235
Virtusa Corp.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	8.594%		150,000	150,234
Total				3,107,416
Wireless 0.3%
SBA Senior Finance II LLC(b),(m)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.350%		479,714	480,016
Total Senior Loans (Cost $16,949,812)				16,818,066

Treasury Bills(j) 0.1%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Treasury Bills
02/25/2025	25.720%	EGP	9,425,000	167,649
Total Treasury Bills (Cost $170,883)				167,649

U.S. Treasury Obligations 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	200,000	178,094
07/31/2028	1.000%	200,000	174,703
05/15/2032	2.875%	2,905,000	2,617,223
Total U.S. Treasury Obligations (Cost $3,273,242)			2,970,020

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $361,950)	281,151

Put Option Contracts Purchased 0.0%

(Cost $186,337)	60,119

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(o),(p)	11,303,522	11,300,131
Total Money Market Funds (Cost $11,299,512)		11,300,131
Total Investments in Securities (Cost: $187,878,237)		182,729,380
Other Assets & Liabilities, Net		(12,304,344)
Net Assets		170,425,036
At June 30, 2024, securities and/or cash totaling $946,219 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
798,000 EUR	869,876 USD	Citi	07/19/2024	14,552	—
413,829 USD	7,870,000 ZAR	HSBC	07/19/2024	18,171	—
7,870,000 ZAR	419,700 USD	HSBC	07/19/2024	—	(12,301)
359,221 USD	335,000 EUR	Wells Fargo	07/19/2024	—	(156)
Total				32,723	(12,457)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	4	09/2024	USD	816,875	2,147	—
U.S. Treasury 5-Year Note	139	09/2024	USD	14,814,359	96,297	—
U.S. Treasury Ultra Bond	6	09/2024	USD	752,063	—	(13,441)
Total					98,444	(13,441)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(66)	09/2024	EUR	(8,686,920)	—	(124,727)
U.S. Long Bond	(64)	09/2024	USD	(7,572,000)	—	(86,663)
U.S. Treasury 10-Year Note	(41)	09/2024	USD	(4,509,359)	6,382	—
Total					6,382	(211,390)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.80	04/10/2025	92,100	85,005
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	4,000,000	4,000,000	3.75	11/29/2024	126,800	68,681
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,000,000	3,000,000	3.80	09/20/2024	38,550	17,170
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	5,000,000	5,000,000	4.00	05/07/2025	104,500	110,295
Total							361,950	281,151

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	4,447,342	4,447,342	4.50	07/26/2024	41,471	1,273
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	3,000,000	3,000,000	4.50	04/16/2025	70,650	34,305
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	3,000,000	3,000,000	4.50	10/07/2024	15,549	6,984
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	6,902,000	6,902,000	4.50	10/15/2024	58,667	17,557
Total							186,337	60,119

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(51,950)	—	—	—	(51,950)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(29,728)	—	—	—	(29,728)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(74,020)	—	—	—	(74,020)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	769,208	—	—	769,208	—
Total							613,510	—	—	769,208	(155,698)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	69,076	(167)	122,132	—	—	(53,223)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	63,351	(100)	79,688	—	—	(16,437)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	27,631	(67)	29,299	—	—	(1,735)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	27,631	(67)	6,478	—	21,086	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	56,144	(107)	72,820	—	—	(16,783)
Total							243,833	(508)	310,417	—	21,086	(88,178)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	3,580,210	17,807	—	—	17,807	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.315	USD	500,000	(95,853)	166	—	(103,654)	7,967	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.315	USD	500,000	(95,854)	167	—	(80,294)	—	(15,393)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	37.916	USD	250,000	(24,994)	83	—	(49,222)	24,311	—
Total								(216,701)	416	—	(233,170)	32,278	(15,393)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.245%
SOFR	Secured Overnight Financing Rate	5.340%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $71,190,702, which represents 41.77% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2024, the total value of these securities amounted to $180,846, which represents 0.11% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(g)	Non-income producing investment.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)
The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(p)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	10,965,043	33,556,295	(33,220,302)	(905)	11,300,131	(15)	309,948	11,303,522
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Currency Legend (continued)
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	19,402,778	180,846	19,583,624
Commercial Mortgage-Backed Securities - Non-Agency	—	2,469,871	—	2,469,871
Common Stocks
Financials	—	—	0 *	0 *
Information Technology	—	—	16,184	16,184
Materials	—	—	0 *	0 *
Total Common Stocks	—	—	16,184	16,184
Convertible Bonds	—	166,203	—	166,203
Corporate Bonds & Notes	—	54,219,884	—	54,219,884
Foreign Government Obligations	—	9,413,876	—	9,413,876
Residential Mortgage-Backed Securities - Agency	—	49,990,872	—	49,990,872
Residential Mortgage-Backed Securities - Non-Agency	—	14,007,658	1,264,072	15,271,730
Senior Loans	—	16,818,066	—	16,818,066
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Treasury Bills	—	167,649	—	167,649
U.S. Treasury Obligations	—	2,970,020	—	2,970,020
Call Option Contracts Purchased	—	281,151	—	281,151
Put Option Contracts Purchased	—	60,119	—	60,119
Money Market Funds	11,300,131	—	—	11,300,131
Total Investments in Securities	11,300,131	169,968,147	1,461,102	182,729,380
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	32,723	—	32,723
Futures Contracts	104,826	—	—	104,826
Swap Contracts	—	840,379	—	840,379
Liability
Forward Foreign Currency Exchange Contracts	—	(12,457)	—	(12,457)
Futures Contracts	(224,831)	—	—	(224,831)
Swap Contracts	—	(259,269)	—	(259,269)
Total	11,180,126	170,569,523	1,461,102	183,210,751

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $176,030,438)	$171,087,979
Affiliated issuers (cost $11,299,512)	11,300,131
Option contracts purchased (cost $548,287)	341,270
Cash	262,820
Cash collateral held at broker for:
Swap contracts	200,000
Margin deposits on:
Futures contracts	444,089
Swap contracts	302,130
Unrealized appreciation on forward foreign currency exchange contracts	32,723
Unrealized appreciation on swap contracts	53,364
Upfront payments on swap contracts	310,417
Receivable for:
Investments sold	21,526
Investments sold on a delayed delivery basis	4,554,150
Capital shares sold	220,601
Dividends	51,027
Interest	1,365,467
Foreign tax reclaims	1,845
Variation margin for futures contracts	108,030
Variation margin for swap contracts	20,017
Expense reimbursement due from Investment Manager	609
Prepaid expenses	494
Deferred compensation of board members	118,742
Total assets	190,797,431
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	12,457
Unrealized depreciation on swap contracts	103,571
Upfront receipts on swap contracts	233,170
Payable for:
Investments purchased	134,986
Investments purchased on a delayed delivery basis	19,646,584
Capital shares redeemed	10,334
Variation margin for futures contracts	26,474
Management services fees	2,789
Distribution and/or service fees	1,004
Service fees	27,206
Compensation of chief compliance officer	15
Compensation of board members	1,464
Other expenses	34,716
Deferred compensation of board members	137,625
Total liabilities	20,372,395
Net assets applicable to outstanding capital stock	$170,425,036
Represented by
Paid in capital	176,208,203
Total distributable earnings (loss)	(5,783,167)
Total - representing net assets applicable to outstanding capital stock	$170,425,036
Class 1
Net assets	$23,063,353
Shares outstanding	6,156,036
Net asset value per share	$3.75
Class 2
Net assets	$147,361,683
Shares outstanding	39,872,963
Net asset value per share	$3.70
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$309,948
Interest	4,762,969
Interfund lending	1,633
Foreign taxes withheld	(9,031)
Total income	5,065,519
Expenses:
Management services fees	489,430
Distribution and/or service fees
Class 2	176,090
Service fees	96,089
Custodian fees	18,413
Printing and postage fees	8,054
Accounting services fees	27,763
Legal fees	6,431
Interest on collateral	19,257
Compensation of chief compliance officer	15
Compensation of board members	6,330
Deferred compensation of board members	3,265
Other	3,641
Total expenses	854,778
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(112,835)
Total net expenses	741,943
Net investment income	4,323,576
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(705,744)
Investments — affiliated issuers	(15)
Foreign currency translations	5,450
Forward foreign currency exchange contracts	(3,060)
Futures contracts	(52,300)
Option contracts purchased	16,650
Option contracts written	28,245
Swap contracts	57,713
Net realized loss	(653,061)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,739,629)
Investments — affiliated issuers	(905)
Foreign currency translations	(2,019)
Forward foreign currency exchange contracts	46,951
Futures contracts	118,895
Option contracts purchased	(293,429)
Option contracts written	34,462
Swap contracts	124,125
Net change in unrealized appreciation (depreciation)	(1,711,549)
Net realized and unrealized loss	(2,364,610)
Net increase in net assets resulting from operations	$1,958,966
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$4,323,576	$7,735,014
Net realized loss	(653,061)	(6,393,676)
Net change in unrealized appreciation (depreciation)	(1,711,549)	12,138,189
Net increase in net assets resulting from operations	1,958,966	13,479,527
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(735,148)
Class 2	—	(4,343,022)
Total distributions to shareholders	—	(5,078,170)
Increase in net assets from capital stock activity	8,949,796	13,827,394
Total increase in net assets	10,908,762	22,228,751
Net assets at beginning of period	159,516,274	137,287,523
Net assets at end of period	$170,425,036	$159,516,274

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,119,195	4,133,697	979,645	3,510,648
Distributions reinvested	—	—	208,849	735,148
Shares redeemed	(645,442)	(2,385,571)	(941,107)	(3,349,031)
Net increase	473,753	1,748,126	247,387	896,765
Class 2
Shares sold	4,681,935	17,090,793	7,688,525	27,040,891
Distributions reinvested	—	—	1,247,994	4,343,022
Shares redeemed	(2,712,515)	(9,889,123)	(5,241,750)	(18,453,284)
Net increase	1,969,420	7,201,670	3,694,769	12,930,629
Total net increase	2,443,173	8,949,796	3,942,156	13,827,394
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$3.70	0.10	(0.05)	0.05	—	—	—
Year Ended 12/31/2023	$3.50	0.20	0.13	0.33	(0.13)	—	(0.13)
Year Ended 12/31/2022	$4.25	0.15	(0.62)	(0.47)	(0.12)	(0.16)	(0.28)
Year Ended 12/31/2021	$4.40	0.14	(0.05)	0.09	(0.24)	—	(0.24)
Year Ended 12/31/2020	$4.27	0.15	0.13	0.28	(0.15)	—	(0.15)
Year Ended 12/31/2019	$4.02	0.18	0.23	0.41	(0.16)	—	(0.16)
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$3.65	0.10	(0.05)	0.05	—	—	—
Year Ended 12/31/2023	$3.46	0.19	0.12	0.31	(0.12)	—	(0.12)
Year Ended 12/31/2022	$4.20	0.14	(0.61)	(0.47)	(0.11)	(0.16)	(0.27)
Year Ended 12/31/2021	$4.36	0.13	(0.06)	0.07	(0.23)	—	(0.23)
Year Ended 12/31/2020	$4.23	0.14	0.13	0.27	(0.14)	—	(0.14)
Year Ended 12/31/2019	$3.98	0.16	0.24	0.40	(0.15)	—	(0.15)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Class 1	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class 2	0.02%	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$3.75	1.35%	0.83% (c)	0.69% (c)	5.52%	117%	$23,063
Year Ended 12/31/2023	$3.70	9.67%	0.83% (c)	0.69% (c)	5.53%	276%	$21,022
Year Ended 12/31/2022	$3.50	(11.37% )	0.83% (c)	0.69% (c)	4.03%	182%	$19,019
Year Ended 12/31/2021	$4.25	2.09%	0.80% (c)	0.69% (c)	3.21%	136%	$19,045
Year Ended 12/31/2020	$4.40	6.82%	0.74% (c)	0.69% (c)	3.58%	166%	$118,832
Year Ended 12/31/2019	$4.27	10.38%	0.74% (c)	0.69% (c)	4.19%	193%	$109,698
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$3.70	1.37%	1.08% (c)	0.94% (c)	5.27%	117%	$147,362
Year Ended 12/31/2023	$3.65	9.20%	1.08% (c)	0.94% (c)	5.28%	276%	$138,494
Year Ended 12/31/2022	$3.46	(11.52% )	1.08% (c)	0.94% (c)	3.76%	182%	$118,268
Year Ended 12/31/2021	$4.20	1.63%	1.08% (c)	0.94% (c)	3.04%	136%	$127,722
Year Ended 12/31/2020	$4.36	6.62%	0.99% (c)	0.94% (c)	3.33%	166%	$105,403
Year Ended 12/31/2019	$4.23	10.22%	0.99% (c)	0.94% (c)	3.92%	193%	$102,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	71,171 *
Credit risk	Upfront payments on swap contracts	310,417
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	32,723
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	104,826 *
Interest rate risk	Investments, at value — Option contracts purchased	341,270
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	769,208 *
Total		1,629,615

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	103,571 *
Credit risk	Upfront receipts on swap contracts	233,170
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	12,457
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	224,831 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	155,698 *
Total		729,727

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	87,255	87,255
Foreign exchange risk	(3,060)	—	—	—	—	(3,060)
Interest rate risk	—	(52,300)	16,650	28,245	(29,542)	(36,947)
Total	(3,060)	(52,300)	16,650	28,245	57,713	47,248

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(490)	(490)
Foreign exchange risk	46,951	—	—	—	—	46,951
Interest rate risk	—	118,895	(293,429)	34,462	124,615	(15,457)
Total	46,951	118,895	(293,429)	34,462	124,125	31,004
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	33,215,550
Futures contracts — short	41,984,180
Credit default swap contracts — buy protection	2,082,784
Credit default swap contracts — sell protection	2,132,231

Derivative instrument	Average value ($)
Option contracts purchased	234,570
Option contracts written	(2,477)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	10,715	(10,431)
Interest rate swap contracts	774,295	(176,688)
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	1,708	-	1,708
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	18,309	-	18,309
Forward foreign currency exchange contracts	14,552	-	-	18,171	-	-	-	-	32,723
Call option contracts purchased	102,175	-	-	-	-	178,976	-	-	281,151
Put option contracts purchased	6,984	-	35,578	-	-	17,557	-	-	60,119
OTC credit default swap contracts (c)	-	201,820	29,299	-	35,531	97,131	-	-	363,781
Total assets	123,711	201,820	64,877	18,171	35,531	293,664	20,017	-	757,791
Liabilities
Forward foreign currency exchange contracts	-	-	-	12,301	-	-	-	156	12,457
OTC credit default swap contracts (c)	-	69,660	1,735	-	199,341	66,005	-	-	336,741
Total liabilities	-	69,660	1,735	12,301	199,341	66,005	-	156	349,198
Total financial and derivative net assets	123,711	132,160	63,142	5,870	(163,810)	227,659	20,017	(156)	408,593
Total collateral received (pledged) (d)	-	-	-	-	(163,810)	-	-	-	(163,810)
Net amount (e)	123,711	132,160	63,142	5,870	-	227,659	20,017	(156)	572,403

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.600% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.12% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2024 through April 30, 2025 (%)	Voluntary expense cap May 1, 2024 through June 30, 2024 (%)	Contractual expense cap prior to May 1, 2024 (%)
Class 1	0.67	0.67	0.67
Class 2	0.92	0.92	0.92
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
187,955,000	2,884,000	(7,551,000)	(4,667,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,491,906)	(7,728,063)	(10,219,969)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $202,733,369 and $201,722,294, respectively, for the six months ended June 30, 2024, of which $149,128,304 and $154,422,931, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,500,000	5.88	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 55.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Variable Portfolio – Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Strategic Income Fund  | 2024

Columbia Variable Portfolio – Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7026_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024